Accounts Receivable and Contract Assets - Schedule of aging of past-due accounts receivable and contract assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Current	¥ 2,039,582	¥ 1,003,860
Accounts receivable and contract assets	2,141,542	1,052,631
New borrowers [member]
Financing Receivable, Past Due [Line Items]
Current	451,127	117,030
Accounts receivable and contract assets	477,071	128,940
Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Current	1,365,710	756,322
Accounts receivable and contract assets	1,441,726	793,183
Other [Member]
Financing Receivable, Past Due [Line Items]
Current	222,745	130,508
Accounts receivable and contract assets	222,745	130,508
1-89 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	67,553	26,886
1-89 days past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	16,964	6,781
1-89 days past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	50,589	20,105
1-89 days past due [member] | Other [Member]
Financing Receivable, Past Due [Line Items]
Current		0
Accounts receivable and contract assets	0
90-119 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	14,035	7,614
90-119 days past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	3,626	1,672
90-119 days past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	10,409	5,942
90-119 days past due [member] | Other [Member]
Financing Receivable, Past Due [Line Items]
Current		0
Accounts receivable and contract assets	0
120-149 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	11,070	6,943
120-149 days past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	2,863	1,587
120-149 days past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	8,207	5,356
120-149 days past due [member] | Other [Member]
Financing Receivable, Past Due [Line Items]
Current		0
Accounts receivable and contract assets	0
150-179 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	9,302	7,328
150-179 days past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	2,491	1,870
150-179 days past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	6,811	5,458
150-179 days past due [member] | Other [Member]
Financing Receivable, Past Due [Line Items]
Current		0
Accounts receivable and contract assets	0
Total past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	101,960	48,771
Total past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	25,944	11,910
Total past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	76,016	36,861
Total past due [member] | Other [Member]
Financing Receivable, Past Due [Line Items]
Current		¥ 0
Accounts receivable and contract assets	¥ 0